Financial risk management (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Decrease in the results of operations for the year	$ (5,298)	$ (67)
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Decrease in the results of operations for the year	(5,187)	(55)
China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Decrease in the results of operations for the year	(28)
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Decrease in the results of operations for the year	(54)	(12)
Switzerland, Francs
IfrsStatementLineItems [Line Items]
Decrease in the results of operations for the year	$ (29)